Share-based Compensation Expenses (Tables)	12 Months Ended
Dec. 31, 2017
Share-based Compensation Expenses [Abstract]
Summary the Company's option activity under the 2008 plan
	Number of share options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
		US$	In Years	US$’000

Outstanding at January 1, 2017	31,330,444	1.86	6.81	34,999
Granted	676,846	0.42	—	—
Exercised	(9,306,537)	1.10	—	—
Forfeited	(5,536,136)	2.47	—	—
Outstanding at December 31, 2017	17,164,617	2.01	6.36	13,340
Vested and expected to vest at December 31, 2017	16,130,003	1.99	6.25	12,913
Exercisable at December 31, 2017	10,475,782	1.68	5.12	11,514

Schedule of assumptions used to estimate the fair value of option grant on the date of grant
	2015	2016	2017

Expected volatility	50.9%-51.7%	55.86%-57.49%	51.39%-52.4%
Risk-free interest rate	2.09%-2.24%	1.85%-2.4%	2.21%-2.45%
Exercise multiple	2.2-2.8	2.2-2.8	2.2-2.8
Expected dividend yield	0%	0%	0%
Time to maturity (in years)	10	10	10
Expected forfeiture rate (post-vesting)	0-20%	0-20%	0%-20%
	US$4.21-5.26	US$2.68-2.97	US$1.39-2.92
Fair value of the common share on the date of option grant	RMB27.27-34.07	RMB18.6-20.60	RMB9.05-18.98

Summary of restricted shares activity
	Numbers of restricted shares	Weighted average grant date fair value

Outstanding as of January 1, 2017	403,002	3.82
Vested	(140,721)	3.36
Forfeited	(157,502)	2.84
Outstanding as of December 31, 2017	104,779	3.82
Vested and expected to vest at December 31, 2017	104,779	3.82